UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—September 30, 2012 — (unaudited)

Industry Description		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Value (Note 1)
	Type	Moody’s	S&P
LOANS (3) (4)-94.7%
Aerospace & Defense- 1.5%

DigitalGlobe, Inc.	BTL-B	Ba3	BB+	5.75%	10/07/2018	$1,240,625	$1,247,861
Transdigm Group, Inc.	BTL-B	Ba2	BB-	4.00	02/14/2017	1,984,848	2,000,355
Transdigm Group, Inc.	BTL-B2	Ba2	BB-	4.00	02/14/2017	664,975	670,377
Wyle Laboratories, Inc.	BTL-B	Ba3	BB	5.00	03/26/2017	1,357,038	1,357,037

							5,275,630

Airlines- 0.8%

Delta Air Lines, Inc.	BTL	Ba2	BB-	5.50	04/20/2017	1,819,413	1,838,743
United Airlines, Inc.	Tranche B	Ba3	BB-	2.25	02/01/2014	1,086,304	1,078,496

							2,917,239

Auto Components- 2.7%

Allison Transmission, Inc.	BTL-B	Ba3	BB-	2.72	08/07/2014	758,427	761,150
Allison Transmission, Inc.	BTL-B3	Ba3	BB-	4.25	08/23/2019	863,638	867,685
August LuxUK Holding Co.	1st Lien	B1	B	6.25	04/27/2018	217,607	220,598
August LuxUK Holding Co.	2nd Lien	Caa1	B-	10.50	04/27/2019	565,000	570,650
August U.S. Holding Co., Inc.	1st Lien	B1	B	6.25	04/27/2018	167,393	169,695
August U.S. Holding Co., Inc.	2nd Lien	Caa1	B-	10.50	04/27/2019	435,000	439,350
Federal Mogul Corp.	BTL-B	Ba3	B+	2.16-2.17	12/27/2014	935,343	914,632
Federal Mogul Corp.	BTL-C	Ba3	B+	2.16-2.17	12/27/2015	477,216	466,649
Goodyear Tire & Rubber Co.	2nd Lien	Ba1	BB	4.75	04/30/2019	1,000,000	1,010,417
Metaldyne Co. LLC	BTL-B	B1	B+	5.25	05/18/2017	985,000	1,001,006
Remy International, Inc.	BTL-B	B1	B+	6.25	12/16/2016	944,767	951,853
UCI International, Inc.	BTL-B	Ba2	B+	5.50	07/26/2017	2,205,713	2,233,284

							9,606,969

Automobiles- 0.8%

Chrysler Group LLC	BTL-B	Ba2	BB	6.00	05/24/2017	2,839,063	2,900,378

Building Products- 0.3%

Armstrong World Industries, Inc.	BTL-B	B1	BB-	4.00	03/10/2018	322,800	323,809
HD Supply, Inc.	BTL-B	B2	B+	7.25	10/12/2017	1,020,000	1,054,637

							1,378,446

Capital Markets- 2.1%

AlixPartners LLC	BTL-B2	Ba3	B+	6.50	06/29/2019	693,263	704,239
AlixPartners LLC	2nd Lien	B3	B-	10.75	11/29/2019	285,000	289,631
BNY ConvergEX Group LLC	BTL-B	B1	B+	5.25	12/17/2016	268,603	259,874
BNY ConvergEX Group LLC	BTL-B	B1	B+	5.25	12/19/2016	613,067	593,143
BNY ConvergEX Group LLC	BTL-A	B2	B-	8.75	12/17/2017	613,325	572,692
BNY ConvergEX Group LLC	BTL-A	B2	B-	8.75	12/17/2017	1,461,675	1,364,839
Nuveen Investments, Inc.	BTL	B2	B	5.86-5.95	05/13/2017	1,616,520	1,616,184
Nuveen Investments, Inc.	BTL-B	B2	B	5.86-5.95	05/13/2017	1,553,480	1,554,937

							6,955,539

Chemicals- 3.3%

Chemtura Corp.	BTL	Ba1	BB+	5.50	08/27/2016	1,890,000	1,910,673
GenTek	BTL	B1	B	5.00-5.75	10/06/2015	713,563	716,462
Hexion Specialty Chemicals, Inc.	BTL-C1	Ba3	B-	4.00	05/05/2015	465,899	463,375
Hexion Specialty Chemicals, Inc.	BTL-C2	Ba3	B-	4.13	05/05/2015	210,540	209,399
Houghton International, Inc.	BTL-B	B1	B	6.75	01/31/2016	440,456	444,585
Huntsman International LLC	BTL-C	Ba1	BB+	2.47-2.54	06/30/2016	259,512	259,141
Ineos U.S. Finance LLC	BTL-B	B1	B+	6.50	04/27/2018	1,243,750	1,258,186
Momentive Performance	BTL-B	B1	B-	3.75	05/05/2015	866,454	839,377
OMNOVA Solutions, Inc.	BTL-B	Ba2	B+	5.50	05/31/2017	540,375	545,103
Styron LLC	BTL-B	B1	B+	8.00	08/02/2017	1,140,569	1,096,473
Univar, Inc.	BTL-B	B2	B+	5.00	06/30/2017	2,534,825	2,529,081
Veyance Technologies, Inc.	2nd Lien	NR	NR	5.98	07/31/2015	950,000	912,000

							11,183,855

Commercial Services & Supplies- 3.5%

ACCO Brands Corp.	BTL-B	Ba1	BB+	4.25	04/30/2019	1,194,000	1,204,075
ADS Waste Holdings, Inc.	BTL-B	B1	B+	5.25	09/11/2019	1,305,000	1,315,875
Altegrity, Inc.	BTL-B	B1	B	7.75	02/21/2015	1,115,231	1,115,231
ATI Schools(9)(10)(11)	BTL-B	Ba3	D	12.25	12/30/2014	1,127,049	84,529
ATI Schools(6)(8)(10)(11)	BTL	NR	NR	13.25	06/30/2012	253,653	57,072
ATI Schools(6)(8)(10)(11)	BTL	NR	NR	13.25	06/30/2012	15,669	3,526
Audio Visual Services Group, Inc.	2nd Lien	NR	NR	5.97	08/28/2014	1,077,040	880,480
AWAS Aviation Capital, Ltd.	BTL	Ba2	BBB-	5.75	07/16/2018	676,000	683,605
Brand Services, Inc.	BTL	B2	B	2.50	02/07/2014	1,819,984	1,798,372
Brand Services, Inc.	BTL-B2	B2	B	3.50-3.69	02/07/2014	914,683	907,061
KAR Auction Services, Inc.	BTL-B	Ba3	BB-	5.00	05/19/2017	1,036,875	1,043,571
ValleyCrest Cos.	1st Lien	NR	NR	8.00	10/05/2015	860,560	851,955
WCA Waste Systems, Inc.	BTL	B1	B+	5.50	03/23/2018	1,696,475	1,707,078

							11,652,430

Communications Equipment- 2.2%

Blue Coat Systems, Inc.	BTL-B	B1	BB-	7.50	02/15/2018	1,078,219	1,091,696
Sorenson Communications, Inc.	BTL-C	NR	NR	6.00	08/16/2013	4,852,958	4,822,248
Telesat Holdings, Inc.	BTL-B	Ba3	BB-	4.25	03/28/2019	1,461,338	1,466,818

							7,380,762

Consumer Finance- 0.6%

Fifth Third Processing Solutions LLC	BTL-B	Ba2	BBB-	3.75	03/27/2019	1,885,525	1,893,774

Containers & Packaging- 0.4%

Consolidated Container Co.	BTL-B	B1	B	6.25	07/03/2019	825,000	834,968
TricorBraun, Inc.	BTL-B	B1	B	5.50-6.50	05/03/2018	550,000	554,125

							1,389,093

Diversified Consumer Services- 0.7%

Vertrue, Inc.(7)(9)	BTL	NR	NR	5.25	08/16/2014	1,714,979	643,117
Vertrue, Inc.(7)(9)	2nd Lien	NR	NR	13.25	08/14/2015	1,490,000	11,175
Weight Watchers International, Inc.	BTL-F	Ba1	BB+	4.00	03/15/2019	1,541,138	1,543,064

							2,197,356

Diversified Financial Services- 2.3%

Aptalis Pharma, Inc.	BTL-B2	B2	B+	5.50	02/10/2017	1,492,500	1,492,500
Aptalis Pharma, Inc.	BTL-B1	B2	B+	5.50	02/11/2017	2,264,613	2,264,613
BLB Management Services, Inc.	1st Lien	B2	BB	8.50	11/05/2015	118,575	119,020
Foxco Acquisition LLC	BTL-B	B2	B+	5.50	07/31/2017	935,000	944,350
Global Cash Access LLC	BTL	B1	BB	7.00	03/01/2016	1,204,762	1,221,327
Visant Corp.	BTL	Ba3	BB-	5.25	12/22/2016	1,886,814	1,827,177

							7,868,987

Diversified Telecommunication Services- 3.3%

Cequel Communications LLC	BTL-B	Ba2	BB-	4.00	02/14/2019	2,452,675	2,465,706
IPC Systems, Inc.	2nd Lien	Caa2	CCC	5.47	06/01/2015	1,000,000	850,000
Level 3 Financing, Inc.	BTL-B2	Ba3	B+	4.75	08/01/2019	981,000	981,000
Level 3 Financing, Inc.	BTL-B1	Ba3	B+	5.25	08/01/2019	1,425,000	1,433,016
Level 3 Financing, Inc.	BTL-B3	Ba3	B+	5.75	09/01/2018	445,000	447,921
SBA Finance	BTL-B	Ba2	BB	3.75	09/20/2019	835,000	839,697
U.S. TelePacific Corp.	BTL	B3	B-	5.75	02/23/2017	1,914,824	1,882,910
West Corp.	BTL-B2	Ba3	B+	5.75	06/30/2018	2,154,600	2,177,493

							11,077,743

Electrical Equipment- 0.2%

WireCo WorldGroup, Inc.	BTL-B	Ba2	BB-	6.00	02/15/2017	680,000	687,650

Electronic Equipment, Instruments & Components- 0.9%

Aeroflex, Inc.	BTL-B	B1	BB-	5.75	05/09/2018	1,772,609	1,771,502
CDW Corp.	BTL-B	B1	B	4.00	07/15/2017	1,421,239	1,404,894

							3,176,396

Energy Equipment & Services- 1.7%

Aquilex Holdings LLC	BTL-B	B3	NR	8.75	04/01/2016	1,207,321	1,211,848
FTS International LLC	BTL-B	B3	B	6.25	05/06/2016	2,011,038	1,941,281
Pinnacle Holdco SARL	BTL-B1	B1	B+	6.50	07/24/2019	1,675,000	1,670,813
Pinnacle Holdco SARL	BTL-B2	Caa1	CCC+	10.50	07/24/2020	786,000	797,790

							5,621,732

Food & Staples Retailing- 3.3%

BJ’s Wholesale Club, Inc.	1st Lien	B3	B	9.75	09/20/2019	1,820,000	1,833,423
Rite Aid Corp.	BTL-B2	B2	B+	1.97-1.98	06/04/2014	1,876,285	1,863,853
Rite Aid Corp.	BTL-B5	B2	B+	4.50	03/02/2018	2,389,577	2,386,590
Roundy’s Supermarkets, Inc.	BTL-B	B1	B+	5.75	02/13/2019	1,567,125	1,539,700
Smart & Final, Inc.	2nd Lien	B3	NR	9.22	11/30/2014	1,000,000	1,003,750
Sprouts Farmers Market LLC	BTL	B2	B+	6.00	04/18/2018	165,585	166,827
Sprouts Farmers Market LLC	BTL-B	B2	B+	6.00	04/18/2018	2,245,800	2,248,607

							11,042,750

Food Products- 1.6%

Brickman Group Holdings, Inc.	BTL-B	B1	B+	5.50	10/14/2016	2,001,323	2,021,336
Michael Foods, Inc.	BTL-B	B1	B+	4.25	02/25/2018	2,051,908	2,067,940
Pinnacle Foods Group, Inc.	BTL-B	Ba3	B+	3.73	10/02/2016	947,161	949,056
Pinnacle Foods Group, Inc.	BTL-E	Ba3	B+	4.75	10/17/2018	338,300	339,428

							5,377,760

Gas Utilities- 0.4%

Everest Acquisition LLC	BTL-B1	Ba3	BB-	5.00	04/24/2018	735,000	742,809
NGPL PipeCo LLC	BTL-B	Ba3	B+	6.75	09/15/2017	725,000	740,709

							1,483,518

Health Care Equipment & Supplies- 2.1%

Bausch & Lomb, Inc.	BTL-B	B1	B+	5.25	05/17/2019	1,221,938	1,236,906
Catalent Pharma Solutions, Inc.	BTL	Ba3	BB-	4.22	09/15/2016	1,895,000	1,902,106
Hologic, Inc.	BTL-B	Ba2	BBB-	4.50	08/01/2019	805,000	815,465
Immucor, Inc.	BTL-B	Ba3	BB-	5.75	08/17/2018	866,266	879,260
Kinetic Concepts, Inc.	BTL-B	Ba2	BB-	7.00	05/04/2018	406,925	413,283
Vantage Oncology, Inc.	BTL	B2	B	7.75	01/31/2017	1,685,530	1,643,392
Vantage Oncology, Inc.	BTL-B	B2	B	7.75	01/31/2017	204,773	199,653

							7,090,065

Health Care Providers & Services- 4.9%

Alliance HealthCare Services, Inc.	BTL-B	Ba3	BB-	7.25	06/01/2016	302,192	294,637
DaVita, Inc.	BTL-B	Ba2	BB-	4.50	10/20/2016	1,714,463	1,726,249
DaVita, Inc.	BTL-B2	Ba2	BB-	4.50	08/23/2019	1,225,000	1,229,594
HCA, Inc.	Tranche B3	Ba3	BB	3.47	05/01/2018	1,000,000	1,003,125
Health Management Associates, Inc.	BTL-B	Ba3	BB-	4.50	11/18/2018	610,388	615,813
inVentiv Health, Inc.	BTL-B	NR	B+	6.50	08/04/2016	2,176,881	2,111,575
Kindred Healthcare, Inc.	BTL-B	Ba3	B+	5.25	06/01/2018	1,231,763	1,216,736
MModal, Inc.	BTL	Ba3	BB-	6.75	08/17/2019	1,350,000	1,337,344
Multiplan, Inc.	BTL	Ba3	B	4.75	08/26/2017	2,273,031	2,283,924
National Surgical Hospitals, Inc.	BTL	B2	B	8.25	02/03/2017	1,336,377	1,309,649
Sheridan Holdings, Inc.	1st Lien	B1	B+	6.00	06/29/2018	1,027,425	1,038,341
Sheridan Holdings, Inc.	2nd Lien	Caa1	B-	9.00	06/29/2019	721,000	728,210
U.S. Renal Care, Inc.	1st Lien	B1	B+	6.25-7.25	07/02/2019	807,975	820,095
U.S. Renal Care, Inc.	2nd Lien	Caa1	CCC+	10.25	12/27/2019	666,000	684,315

							16,399,607

Health Care Technology- 1.0%

Emdeon Business Services LLC	BTL-B	Ba3	BB-	5.00	11/02/2018	272,269	274,652
IMS Health, Inc.	BTL-B	Ba3	BB	4.50	08/26/2017	1,662,023	1,671,372
MedAssets, Inc.	BTL	Ba3	BB-	5.25	11/16/2016	1,356,348	1,368,782

							3,314,806

Hotels, Restaurants & Leisure- 4.5%

24 Hour Fitness Worldwide, Inc.	BTL-B	Ba3	B+	7.50	04/22/2016	1,573,888	1,595,529
Affinity Gaming LLC	BTL-B	Ba3	BB	5.50	11/09/2017	930,325	944,280
Caesars Entertainment Operating Co., Inc.	BTL-B2	B2	B	4.47	01/28/2018	4,000,000	3,517,144
DineEquity, Inc.	BTL-B	Ba2	BB-	4.25-5.25	10/19/2017	1,207,966	1,218,234
Golden Nugget, Inc.(10)(11)	1st Lien	Caa3	B-	3.22	06/30/2014	1,264,453	1,213,243
Golden Nugget, Inc.(10)(11)	Delayed Draw	Caa3	B-	3.22	06/30/2014	719,747	690,598
Landry’s Restaurants, Inc.	BTL-B	B1	B+	6.50	04/24/2018	557,200	565,697
Quizno’s LLC(10)(11)	1st Lien	NR	NR	9.00	01/24/2017	1,801,705	1,495,415
Rock Ohio Caesars LLC	BTL	Ba3	BB-	8.50	08/19/2017	800,000	822,000
Six Flags Theme Parks, Inc.	BTL-B	B1	BB+	4.25	12/20/2018	1,105,000	1,113,283
Town Sports International Holdings, Inc.	BTL-B	Ba3	B+	5.75	05/11/2018	1,432,161	1,451,853
Travelport, Inc.	Delayed Draw	NR	NR	4.96	08/21/2015	180,689	172,633
Wendy’s/Arby’s Restaurants LLC	BTL-B	B1	BB-	4.75	05/15/2019	500,000	505,078

							15,304,987

Household Durables- 0.6%

Scotsman Industries, Inc.	BTL-B	B1	B+	5.75-6.50	04/30/2016	1,301,041	1,309,172
Yankee Candle Co., Inc.	BTL	B1	B+	5.25	04/02/2019	851,720	861,036

							2,170,208

Household Products- 1.1%

Reynolds Group Holdings, Inc.	BTL-B1	B1	B+	6.50	09/20/2018	1,945,000	1,955,326
Viking Acquisition, Inc.	BTL-B	Ba3	B-	6.00	11/05/2016	1,704,638	1,708,899

							3,664,225

Industrial Conglomerates- 1.8%

American Rock Salt Co. LLC	BTL-B	B3	B	5.50	04/25/2017	1,703,438	1,682,145
Diversified Machines, Inc.	BTL-B	Caa1	B-	9.25-10.00	12/01/2016	870,065	857,014
Fram Group Holdings, Inc.	1st Lien	B1	B	6.50	07/29/2017	539,550	539,550
Harland Clarke Holdings Corp.	BTL-B2	B1	B+	5.47	06/30/2017	729,254	691,576
Sequa Corp.	BTL-B	B1	B	3.69-3.72	12/03/2014	1,674,706	1,673,869
TriMas Corp.	BTL-B	Ba1	BB+	4.25	06/21/2017	550,208	551,584

							5,995,738

Industrial Power Producers & Energy Traders- 1.9%

AES Corp.	BTL-B	Ba1	BB+	4.25	06/01/2018	1,142,600	1,150,354
BRSP LLC	BTL	B1	BB	7.50	06/04/2014	1,516,594	1,516,594
Calpine Corp.	BTL-B	B1	BB-	4.50	04/01/2018	1,073,638	1,078,212
Calpine Corp.	BTL	B1	BB-	4.50	09/27/2019	1,546,000	1,538,270
LS Power Funding Corp.	BTL	Ba2	BB+	5.50	06/28/2019	1,068,323	1,079,006

							6,362,436

Insurance- 1.5%

Alliant Holdings, Inc.	BTL-D	B2	B	6.75	08/21/2014	1,315,516	1,328,671
Asurion Corp.	BTL-B	NR	BB-	5.50	05/24/2018	2,364,394	2,380,207
Asurion Corp.	2nd Lien	NR	B-	9.00	05/24/2019	780,255	808,539
Asurion Corp.	BTL	NR	B-	11.00	09/02/2019	550,000	587,813

							5,105,230

Internet & Catalog Retail- 0.1%

Acosta, Inc.	BTL-D	NR	NR	5.75	03/01/2018	443,888	446,662

Internet Software & Services- 1.1%

Web.com Group, Inc.	BTL-B	Ba3	B	7.00	10/27/2017	949,167	957,769
Zayo Bandwith LLC	1st Lien	B1	B	7.13	07/02/2019	2,649,360	2,682,477

							3,640,246

IT Services- 4.3%

Ceridian Corp.	BTL	B1	B-	5.98	05/09/2017	1,073,743	1,081,796
Evertec, Inc.	BTL-B	Ba3	BB-	5.25	09/30/2016	435,000	435,000
First Data Corp.	BTL-B	B1	B+	4.22	03/24/2018	6,218,681	5,955,444
First Data Corp.	BTL-B1	B3	B	5.21	09/30/2018	1,800,000	1,771,501
MoneyGram International, Inc.	BTL-B	Ba2	BB-	4.25	11/18/2017	1,115,897	1,111,539
Sungard Data Systems, Inc.	BTL-B	Ba3	BB	3.84-4.06	02/28/2016	664,060	666,550
Sungard Data Systems, Inc.	BTL	Ba3	BB	3.98	02/28/2017	713,992	716,670
TransFirst Holdings, Inc.	BTL-B	B2	B	2.97	06/15/2014	2,847,249	2,818,777

							14,557,277

Leisure Equipment & Products- 0.9%

Freedom Group, Inc.	BTL-B	Ba3	B+	5.50-6.50	04/19/2019	291,405	293,651
SRAM LLC	BTL-B	Ba3	B+	4.75-5.75	06/07/2018	1,677,077	1,698,040
SRAM LLC	2nd Lien	B3	B-	8.50	12/07/2018	875,000	892,500

							2,884,191

Life Sciences Tools & Services- 0.5%

Pharmaceutical Product Development, Inc.	BTL-B	Ba3	BB-	6.25	12/05/2018	1,602,888	1,619,585

Machinery- 1.8%

Harbor Freight Tools USA, Inc.	BTL-B	B1	B+	5.50	11/14/2017	1,540,000	1,548,663
Navistar International Corp.	BTL-B	Ba2	B+	7.00	08/17/2017	925,000	940,031
Pro Mach, Inc.	BTL-B	B2	B+	7.00	07/06/2017	1,511,129	1,499,796
Rexnord Corp.	BTL-B	Ba2	BB	5.00	04/01/2018	1,911,555	1,922,906

							5,911,396

Marine- 0.5%

Dockwise Transport BV	BTL-B	NR	NR	1.97	01/12/2015	175,933	172,854
Dockwise Transport BV	BTL-B2	NR	NR	2.11	01/12/2015	359,958	353,659
Dockwise Transport BV	BTL-C	NR	NR	2.99	01/11/2016	147,578	144,995
Dockwise Transport BV	BTL-C2	NR	NR	2.99	01/11/2016	360,227	353,923
Dockwise Transport BV	BTL-D	NR	NR	4.72	07/11/2016	241,913	233,446
Dockwise Transport BV	BTL-D2	NR	NR	4.72	07/11/2016	483,825	466,891

							1,725,768

Media- 7.9%

Advanstar Communications, Inc.	1st Lien	Caa2	CCC+	2.62	05/31/2014	1,897,375	1,505,250
Charter Communications Operating LLC	BTL-D	Ba1	BB+	4.00	05/15/2019	1,542,250	1,552,467
Cinram International, Inc.(9)(10)(11)(12)	1st Lien	NR	NR	19.25	12/31/2013	516,246	177,244
Cumulus Media, Inc.	1st Lien	Ba2	BB-	5.75	09/16/2018	1,535,481	1,546,174
Cumulus Media, Inc.	2nd Lien	B2	CCC+	7.50	09/16/2019	1,070,000	1,083,375
Dallas Sports & Entertainment LP	BTL	NR	NR	3.56	11/16/2018	534,602	481,142
Fender Musical Instruments Corp.	Delayed Draw	B2	B	2.47	06/09/2014	268,933	268,597
Fender Musical Instruments Corp.	BTL-B	B2	B	2.47	06/09/2014	532,227	531,562
Formula One Holdings	BTL-B	Ba3	BB-	5.75	04/28/2017	2,487,500	2,515,226
Getty Images, Inc.	BTL-B	Ba3	BB-	5.25	11/07/2016	1,163,401	1,166,098
Gray Television, Inc.	BTL-B	B2	B+	3.74	12/31/2014	2,416,411	2,414,901
Hicks Sports Group†(7)(8)	BTL-B	NR	NR	6.75	12/22/2011	1,172,242	334,089
Interactive Data Corp.	BTL-B	Ba3	BB-	4.50	02/11/2018	2,240,087	2,255,476
Kabel Deutschland AG	BTL-F	NR	NR	4.25	02/01/2019	1,010,000	1,012,975
LIN Television Corp.	BTL-B	Ba3	BB-	5.00	12/21/2018	724,525	733,582
Mediacom Broadband LLC	BTL-F	Ba3	BB-	4.50	10/23/2017	1,456,911	1,449,626
Mediacom LLC	BTL-E	Ba3	BB-	4.50	10/23/2017	1,698,102	1,679,847
NextMedia Operating, Inc.	BTL-B	B3	B	8.25	05/27/2016	2,524,337	2,467,540
Rovi Solutions Corp.	BTL-B	Ba2	BB	4.00	03/29/2019	805,950	779,757
Sinclair Television Group, Inc.	BTL-B	Ba1	BB+	4.00	10/28/2016	767,949	773,388
Truven Health Analytics, Inc.	BTL-B	Ba3	B+	6.75	06/06/2019	314,213	316,962
Univision Communications, Inc.	BTL-B	B2	B+	4.47	03/31/2017	649,797	644,833
WideOpenWest Finance LLC	BTL-B	B1	B	6.25	07/12/2018	932,663	942,572

							26,632,683

Metals & Mining- 1.2%

Novelis, Inc.	BTL-B	Ba2	BB-	4.00	03/10/2017	1,330,327	1,334,617
Tube City IMS Corp.	BTL-B	B1	B+	5.75	03/20/2019	2,646,700	2,678,063

							4,012,680

Multi Utilities- 1.3%

Texas Competitive Electric Holdings Co. LLC	BTL	Caa1	CCC	4.73-4.94	10/10/2017	6,174,956	4,269,402

Multiline Retail- 0.7%

99 Cents Only Store	BTL-B	B2	B+	5.25	01/13/2019	526,032	532,607
Lord & Taylor, Ltd.	BTL-B	Ba3	BB	5.75	01/11/2019	176,881	178,429
Neiman Marcus Group, Inc.	BTL-B	B2	BB-	4.75	05/16/2018	1,500,000	1,510,824

							2,221,860

Oil, Gas & Consumable Fuels- 3.1%

Alon USA, Inc. (Edgington Facility)	BTL	B1	B+	2.47	08/04/2013	26,041	25,715
Alon USA, Inc. (Paramount Facility)	BTL	B1	B+	2.47	08/04/2013	208,333	205,729
Arch Coal, Inc.	BTL	Ba3	BB	5.75	05/17/2018	1,461,338	1,475,033
Chesapeake Energy Corp.	BTL	Ba3	BB-	8.50	12/02/2017	2,850,000	2,863,062
Energy Transfer Equity LP	BTL-B	Ba2	BB	3.75	03/23/2017	2,170,000	2,171,960
MEG Energy Corp.	BTL-B	Ba1	BBB-	4.00	03/18/2018	1,752,275	1,762,619
Pilot Travel Centers LLC	BTL-B2	Ba2	BB	4.25	08/07/2019	300,000	301,875
Samson Investment Co.	BTL-B	B1	B+	6.00	09/13/2018	1,500,000	1,511,562

							10,317,555

Paper & Forest Products- 0.3%

NewPage Corp.(7)	DIP	NR	BB-	8.00	03/08/2013	425,000	430,844
Unifrax Corp.	BTL-B	B2	B+	6.50	11/28/2018	694,750	702,566

							1,133,410

Personal Products- 0.8%

NBTY, Inc.	BTL-B	Ba3	BB-	4.25	10/01/2017	548,719	551,615
Revlon, Inc.	BTL-B	Ba3	BB-	4.75	11/19/2017	1,988,693	2,000,190

							2,551,805

Pharmaceuticals- 4.3%

Alkermes, Inc.	BTL-B	B1	BB	4.50	09/18/2019	1,525,000	1,534,531
Capsugel Healthcare, Ltd.	BTL-B	NR	BB-	4.75	08/01/2018	1,794,812	1,806,778
ConvaTec, Inc.	BTL	Baa3	B+	5.00	12/22/2016	495,000	493,763
Grifols SA	BTL-B	Ba2	BB+	4.50	06/01/2017	1,510,031	1,525,509
Harvard Drug Group LLC	BTL-B	B1	B+	6.50	04/08/2016	648,666	647,045
Harvard Drug Group LLC	Delayed Draw	B1	B+	6.50	04/08/2016	89,191	88,968
Jazz Pharmaceuticals PLC	BTL-B	Ba3	BBB-	5.25	06/12/2018	311,063	314,432
Par Pharmaceuticals Cos.	BTL-B	B1	B+	5.00	09/30/2019	1,075,000	1,074,328
Quintiles Transnational Corp.	BTL-B	B1	BB-	5.00	06/08/2018	1,700,963	1,713,295
Quintiles Transnational Corp.	BTL	B3	B	7.50	02/26/2017	800,000	810,000
Valeant Pharmaceuticals International, Inc.	BTL-D	NR	NR	3.85	02/27/2019	827,000	827,000
Valeant Pharmaceuticals International, Inc.	BTL-C	Ba1	BBB-	3.85	09/27/2019	1,470,000	1,472,450
Valeant Pharmaceuticals International, Inc.	BTL-B	Ba1	BBB-	4.75	02/13/2019	673,313	678,783
Warner Chilcott PLC	BTL-B1	Ba3	BBB-	4.25	03/15/2018	203,615	204,175
Warner Chilcott PLC	BTL-B3	Ba3	BBB-	4.25	03/15/2018	368,617	369,631
Warner Chilcott PLC	Tranche B1	Ba3	BBB-	4.25	03/15/2018	536,170	537,645
Warner Chilcott PLC	Tranche B2	Ba3	BBB-	4.25	03/15/2018	268,085	268,822

							14,367,155

Professional Services- 0.4%

Bankruptcy Management Solutions, Inc.(10)(11)	2nd Lien	NR	NR	8.23	08/20/2015	138,009	5,520
Nexeo Solutions LLC	BTL-B	B1	B	5.00	09/08/2017	1,514,332	1,506,760

							1,512,280

Real Estate Management & Development- 0.5%

Realogy Corp.	CLTL	B1	B-	4.47	10/10/2016	224,807	222,465
Realogy Corp.	BTL	B1	B-	4.48	10/10/2016	1,596,593	1,579,962

							1,802,427

Road & Rail- 1.5%

Avis Budget Car Rental LLC	BTL-B	Ba1	BB	6.25	09/22/2018	180,457	182,713
RailAmerica, Inc.	BTL-B	B1	BB+	4.00	03/01/2019	2,631,775	2,633,420
Swift Transportation Co., Inc.	BTL-B	B1	BB	5.00	12/21/2017	2,098,289	2,112,278

							4,928,411

Semiconductors & Semiconductor Equipment- 3.1%

Freescale Semiconductor, Inc.	BTL	B1	B	4.48	12/01/2016	4,574,472	4,480,696
Freescale Semiconductor, Inc.	BTL-B2	B1	B	6.00	02/28/2019	2,865,600	2,873,360
Microsemi Corp.	BTL-B	Ba2	BB	4.00	02/03/2018	1,232,961	1,242,209
NXP BV	BTL-B	B3	B+	5.25	03/19/2019	995,000	1,008,266
NXP BV	BTL-A2	B3	B+	5.50	03/04/2017	693,000	706,571

							10,311,102

Software- 2.4%

Attachmate Corp.	BTL	B1	BB-	7.25	11/22/2017	707,481	714,114
Eagle Parent, Inc.	BTL-B	Ba3	B+	5.00	05/16/2018	2,814,375	2,836,186
InfoUSA, Inc.	BTL-B2	NR	NR	5.25	04/05/2018	1,092,900	1,098,592
Kronos, Inc.	BTL-C	B1	B	6.25	12/28/2017	1,865,900	1,893,889
Magic Newco LLC	BTL	Ba3	B+	7.25	12/12/2018	1,485,000	1,493,818

							8,036,599

Specialty Retail- 2.6%

AOT Bedding Super Holdings LLC	BTL-B	B1	B+	5.00	09/19/2019	1,515,000	1,511,078
J Crew Operating Corp.	BTL-B	B1	B	4.75	03/07/2018	1,821,925	1,824,853
Michaels Stores, Inc.	BTL-B2	B1	BB-	4.88-4.94	07/31/2016	1,468,693	1,482,856
National Bedding Co.	1st Lien	B1	BB-	6.00	11/28/2013	1,123,400	1,122,698
National Bedding Co.	2nd Lien	Caa1	B	7.25	02/28/2014	1,000,000	997,500
Party City Holdings, Inc.	BTL-B	B1	B	5.75	07/27/2019	1,860,000	1,885,865

							8,824,850

Thrifts & Mortgage Finance- 0.5%

Ocwen Financial Corp.	BTL-B	NR	B	7.00	09/01/2016	1,530,101	1,545,402

Trading Companies & Distributors- 0.4%

Fly Funding II SARL	BTL	B1	BBB-	6.75	08/09/2018	1,235,000	1,235,515

Transportation Infrastructure- 0.4%

Central Parking Corp.	LOC	Ba3	CCC	2.50	05/22/2014	379,310	373,621
Central Parking Corp.	1st Lien	Ba3	CCC	4.50	05/22/2014	1,014,784	999,562

							1,373,183

Wireless Telecommunication Services- 2.1%

Crown Castle International Corp.	BTL-B	Ba3	B+	4.00	01/31/2019	1,002,425	1,007,375
Intelstat Jackson Holdings, Ltd.	BTL	B1	BB-	5.25	04/02/2018	1,997,462	2,007,325
MetroPCS Wireless, Inc.	BTL-B3	Ba1	BB	4.00	03/16/2018	1,758,283	1,763,306
Syniverse Technologies, Inc.	BTL-B	B1	BB-	5.00	04/23/2019	2,290,260	2,298,848

							7,076,854

Total Loans (cost $322,741,097)							319,413,607

U.S. CORPORATE BONDS & NOTES- 4.2%
Aerospace & Defense- 0.2%

B/E Aerospace, Inc.	Bond	Ba2	BB	5.25	04/01/2022	800,000	832,000

Chemicals- 0.2%

LyondellBassell Industries NV	Bond	Ba2	BB+	6.00	11/15/2021	521,000	593,940

Commercial Services & Supplies- 1.1%

Ladder Capital Finance Corp.*	Bond	Ba3	B+	7.38	10/01/2017	1,710,000	1,744,200
Reynolds Group Issuer, Inc.*	Bond	B1	B+	5.75	10/15/2020	2,000,000	2,000,000

							3,744,200

Gas Utilities- 0.4%

Everest Acquisition LLC*	Bond	B2	B	9.38	05/01/2020	1,258,000	1,371,220

Hotels, Restaurants & Leisure- 0.4%

Caesars Entertainment Operating Co., Inc.*	Bond	B2	B	8.50	02/15/2020	1,225,000	1,225,000

Internet Software & Services- 0.1%

Zayo Escrow Corp.	Bond	B1	B	8.13	01/01/2020	340,000	371,450

IT Services- 0.7%

Ceridian Corp.*	Bond	B1	B-	8.88	07/15/2019	590,000	637,200
First Data Corp.*	Bond	B1	B+	7.38	06/15/2019	1,635,000	1,686,094

							2,323,294

Media- 0.5%

CCO Holdings LLC	Bond	B1	BB-	5.25	09/30/2022	1,810,000	1,819,050

Oil, Gas & Consumable Fuels- 0.4%

MEG Energy Corp.*		B1	BB	6.38	01/30/2023	570,000	608,475
Plains Exploration & Production Co.	Bond	B1	BB-	6.13	06/15/2019	585,000	589,388

							1,197,863

Specialty Retail- 0.2%

Party City Holdings, Inc.*	Bond	Caa1	CCC+	8.88	08/01/2020	540,000	575,100

Total U.S. Corporate Bonds & Notes (cost $13,574,737)							14,053,117

COMMON STOCK- 0.0%
Diversified Financial Services- 0.0%

Bankruptcy Management Solutions, Inc.†(5)(6)						1,360	0
BLB Management Services, Inc.†						5,141	62,977

							62,977

Media- 0.0%

Berry Co. LLC†(5)(6)						1,136	47,473

Total Common Stock (cost $704,457)							110,450

MEMBERSHIP INTEREST- 0.2%
Media- 0.2%

Advanstar Communications, Inc.†(5)(6)						12,608	682,849
NextMedia Operating, Inc.†(5)(6)						7,916	83,830

Total Membership Interest (cost $1,506,365)							766,679

RIGHTS- 0.0%
Diversified Financial Services- 0.0%

BLB Management Services, Inc. (CVR)
Expires 11/05/2017† (cost $250,000)						250	1,438

WARRANTS- 0.0%
Diversified Financial Services- 0.0%

Bankruptcy Management Solutions, Inc. Expires 10/01/2017 (Strike Price $30.00)†(5)(6) (cost $0)						126	0

Total Long-Term Investment Securities (cost $338,776,656)							334,345,291

SHORT-TERM INVESTMENT SECURITIES- 3.4%
Registered Investment Companies- 3.4%

SSgA Money Market Fund (cost $11,562,432)						11,562,432	11,562,432

REPURCHASE AGREEMENTS- 1.7%

Bank of America Securities LLC Joint Repurchase Agreement(13)						1,380,000	1,380,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)						840,000	840,000
BNP Paribas SA Joint Repurchase Agreement(13)						840,000	840,000
Deutsche Bank AG Joint Repurchase Agreement(13)						735,000	735,000
Royal Bank of Scotland Joint Repurchase Agreement(13)						1,120,000	1,120,000
UBS Securities LLC Joint Repurchase Agreement(13)						910,000	910,000

Total Repurchase Agreements (cost $5,825,000)							5,825,000

TOTAL INVESTMENTS- 104.2%
(cost $356,164,088) (14)							351,732,723
Liabilities in excess of other assets—(4.2)%							(14,253,789)

NET ASSETS- 100.0%							$337,478,934

BTL	Bank Term Loan
CLTL	Credit Linked Term Loan
DIP	Debtor in Possession
LOC	Letter of Credit
NR	Security is not rated.
CVR	Contingent Value Recovery

† Non-income producing security

*       Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2012, the aggregate value of these securities was $9,847,289 representing 2.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1) Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of September 30, 2012.

(2)    Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio is approximately 60 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(3)    The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major

European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan

(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5) Illiquid security. At September 30, 2012, the aggregate value of these securities was $814,152, representing 0.2% of net assets.
(6) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(7) Company has filed for Chapter 11 bankruptcy protection.
(8) Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(9) Loan is in default.
(10) PIK (“Payment-In-Kind”) security. Income may be paid in additional loans or cash at the discretion of the issuer.
(11) Security currently paying interest in the form of additional loans.
(12) Company has filed for bankruptcy protection in country of issuance.
(13) See Note 3 for details of the Joint Repurchase Agreement.
(14) See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Loans:
Aerospace & Defense	$—	$3,918,593	$1,357,037	$5,275,630
Airlines	—	2,917,239	—	2,917,239
Auto Components	—	4,020,533	5,586,436	9,606,969
Automobiles	—	2,900,378	—	2,900,378
Building Products	—	1,378,446	—	1,378,446
Capital Markets	—	3,875,360	3,080,179	6,955,539
Chemicals	—	8,442,790	2,741,065	11,183,855
Commercial Services & Supplies	—	7,652,437	3,999,993	11,652,430
Communications Equipment	—	6,289,066	1,091,696	7,380,762
Consumer Finance	—	—	1,893,774	1,893,774
Containers & Packaging	—	1,389,093	—	1,389,093
Diversified Consumer Services	—	1,543,064	654,292	2,197,356
Diversified Financial Services	—	1,946,197	5,922,790	7,868,987
Diversified Telecommunication Services	—	7,955,030	3,122,713	11,077,743
Electrical Equipment	—	—	687,650	687,650
Electronic Equipment, Instruments & Components	—	3,176,396	—	3,176,396
Energy Equipment & Services	—	3,612,094	2,009,638	5,621,732
Food & Staples Retailing	—	7,623,566	3,419,184	11,042,750
Food Products	—	1,288,484	4,089,276	5,377,760
Gas Utilities	—	740,709	742,809	1,483,518
Health Care Equipment & Supplies	—	2,465,654	4,624,411	7,090,065
Health Care Providers & Services	—	6,858,705	9,540,902	16,399,607
Health Care Technology	—	3,314,806	—	3,314,806
Hotels, Restaurants & Leisure	—	10,591,439	4,713,548	15,304,987
Household Durables	—	861,036	1,309,172	2,170,208
Household Products	—	1,955,326	1,708,899	3,664,225
Industrial Conglomerates	—	2,365,445	3,630,293	5,995,738
Industrial Power Producers & Energy Traders	—	3,766,836	2,595,600	6,362,436
Insurance	—	3,188,746	1,916,484	5,105,230
Internet & Catalog Retail	—	446,662	—	446,662
Internet Software & Services	—	957,769	2,682,477	3,640,246
IT Services	—	11,303,500	3,253,777	14,557,277
Leisure Equipment & Products	—	293,651	2,590,540	2,884,191
Life Sciences Tools & Services	—	1,619,585	—	1,619,585
Machinery	—	5,911,396	—	5,911,396
Marine	—	1,025,431	700,337	1,725,768
Media	—	19,269,826	7,362,857	26,632,683
Metals & Mining	—	1,334,617	2,678,063	4,012,680
Multi Utilities	—	4,269,402	—	4,269,402
Multiline Retail	—	2,221,860	—	2,221,860
Oil, Gas & Consumable Fuels	—	10,015,680	301,875	10,317,555
Paper & Forest Products	—	430,844	702,566	1,133,410
Personal Products	—	2,551,805	—	2,551,805
Pharmaceuticals	—	10,972,179	3,394,976	14,367,155
Professional Services	—	—	1,512,280	1,512,280
Real Estate Management & Development	—	1,579,962	222,465	1,802,427
Road & Rail	—	2,294,991	2,633,420	4,928,411
Semiconductors & Semiconductor Equipment	—	10,311,102	—	10,311,102
Software	—	8,036,599	—	8,036,599
Specialty Retail	—	6,704,652	2,120,198	8,824,850
Thrifts & Mortgage Finance	—	—	1,545,402	1,545,402
Trading Companies & Distributors	—	1,235,515	—	1,235,515
Transportation Infrastructure	—	—	1,373,183	1,373,183
Wireless Telecommunication Services	—	4,778,006	2,298,848	7,076,854
U.S. Corporate Bonds & Notes	—	14,053,117	—	14,053,117
Common Stock	—	—	110,450	110,450
Membership Interest	—	—	766,679	766,679
Rights	—	—	1,438	1,438
Warrants	—	—	0	0
Short-Term Investments
Registered Investment Companies	11,562,432	—	—	11,562,432
Repurchase Agreements	—	5,825,000	—	5,825,000

Total	$11,562,432	$233,480,619	$106,689,672	$351,732,723

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities that were held at the beginning of the period and transferred between Level 2 and Level 3 are disclosed in the Level 3 rollfoward below. There were no additional material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Loans	Common Stock	Membership Interest	Rights	Warrants	Total
Balance as of 12/31/2011	$127,498,824	$21,576	$710,745	$0	$0	$128,231,145
Accrued discounts	371,409	—	—	—	—	371,409
Accrued premiums	(345)	—	—	—	—	(345)
Realized gain	375,810	—	—	—	—	375,810
Realized loss	(1,263,068)	(220,679)	(307,625)	—	—	(1,791,372)
Change in unrealized appreciation @	4,950,727	199,103	1,055,934	1,438	—	6,207,202
Change in unrealized depreciation @	(1,410,415)	—	—	—	—	(1,410,415)
Purchases	59,369,280	—	—	—	—	59,369,280
(Sales)	(71,342,158)	(0)	(692,375)	—	—	(72,034,533)
Transfers into Level 3	10,786,858 #	110,450 #	—	—	—	10,897,308
Transfers out of Level 3	(23,525,817)*	—	—	—	—	(23,525,817)

Balance as of 9/30/2012	$105,811,105	$110,450	$766,679	$1,438	$0	$106,689,672

@ The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at September 30, 2012 includes:

	Loans	Common Stock	Membership Interest	Rights	Warrants
	$1,021,931	$—	$724,434	$1,438	$—

#	Transferred from Level 2 to Level 3 due to an decrease in market activity and/or observable market data for these securities, including the number of identified market makers and/or trading activity.
*	Transferred from Level 3 to Level 2 due to an increase in market activity and/or observable market data for these securities, including the number of identified market makers and/or trading activity.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 9/30/12(1)	Valuation Technique(s)	Unobservable Input(2)	Range (weighted average)
Common Stock	$47,473	Market Comparable	EBITDA Multiple and Discount for lack of marketability	0.00-3.24(1.62) 10%
Membership Interest	$766,679	Market Comparable	EBITDA Multiple and Discount for lack of marketability	5.20-7.41(6.31) 10%
Warrants	$0	Intrinsic Value	Lack of marketability of underlying security	$0

(1)	The Fund’s other securities classified as Level 3, with a fair value of $105,875,520 at 9/30/12, are attributable to limited identified market makers and/or trading activity.
(2)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities received from debt restructuring events and includes assumptions made from non-public and/or unaudited financial statements and market comparables. Significant increases (decreases) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2012 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Fund’s net assets as of September 30, 2012 is reported on a schedule following the Portfolio of Investments.

The investments by the Fund in loan interests (“Loans”) are valued in accordance with guidelines established by the Board of Directors (the “Board”). Under the Fund’s current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service and are generally categorized as Level 2 or 3. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value and are generally categorized as Level 3. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2 or Level 3 depending on the observability of inputs. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for the Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for the Loans may be more difficult than obtaining valuations for more actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

Note 2. Investment Concentration

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 3. Repurchase Agreements

As of September 30, 2012, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	1.12%	$1,380,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 28, 2012, bearing interest at a rate of 0.12% per annum, with a principal amount of $122,920,000, a repurchase price of $122,921,229, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.63%	7/15/2014	$124,322,000	$125,297,928

As of September 30, 2012, the Fund held an undivided interest in a joint repurchase agreement with Barclay’s Capital, Inc.:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	1.12%	$840,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclay’s Capital, Inc., dated September 28, 2012, bearing interest at a rate of 0.20% per annum, with a principal amount of $74,965,000, a repurchase price of $74,966,249, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bond	4.50%	8/15/2039	$56,302,000	$76,249,236

As of September 30, 2012, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	1.12%	$840,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 28, 2012, bearing interest at a rate of 0.18% per annum, with a principal amount of $74,965,000, a repurchase price of $74,966,125, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.38%	7/31/2013	$76,404,500	$76,573,354

As of September 30, 2012, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	1.12%	$735,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 28, 2012, bearing interest at a rate of 0.14% per annum, with a principal amount of $65,600,000, a repurchase price of $65,600,765, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.25%	3/15/2014	$65,972,000	$66,972,795

As of September 30, 2012, the Fund held an undivided interest in a joint repurchase agreement with Royal Bank of Scotland:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	1.12%	$1,120,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Royal Bank of Scotland, dated September 28, 2012, bearing interest at a rate of 0.20% per annum, with a principal amount of $99,960,000, a repurchase price of $99,961,666, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.50%	12/31/2013	$100,041,000	$102,014,809

As of September 30, 2012, the Fund held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	1.12%	$910,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

UBS Securities LLC, dated September 28, 2012, bearing interest at a rate of 0.18% per annum, with a principal amount of $81,325,000, a repurchase price of $81,326,220, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.38%	9/30/2014	$78,952,100	$83,227,356

Note 4. Federal Income Taxes

As of September 30, 2012, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Cost (tax basis)	$356,164,088

Gross unrealized appreciation	$4,997,602
Gross unrealized depreciation	(9,428,967)

Net unrealized depreciation	$(4,431,365)

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semi annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 29, 2012

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	November 29, 2012